Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000250990
Shareholder Report [Line Items]
Fund Name	Ocean Park Diversified Income ETF
Trading Symbol	DUKZ
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	844-727-1813
Additional Information Website	https://oceanparketfs.com/diversified-income-etf
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ocean Park Diversified Income ETF	$77	0.78%Footnote Reference*

* Annualized

  Had the Fund been open the full reporting period, expenses would be higher.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.78%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Jul. 10, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 12,229,787
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	269.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$12,229,787 Number of Portfolio Holdings11 Advisory Fee (net of waivers)$0 Portfolio Turnover269%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Fixed Income	99.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Bloomberg Convertible Securities ETF	15.7%
Vanguard Total International Bond ETF	10.5%
iShares MBS ETF	10.0%
iShares Preferred and Income Securities ETF	10.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	10.0%
Invesco Senior Loan ETF	9.9%
iShares Broad USD High Yield Corporate Bond ETF	8.3%
VanEck J. P. Morgan EM Local Currency Bond ETF	8.0%
Vanguard Emerging Markets Government Bond ETF	7.6%
VanEck High Yield Muni ETF	4.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000250991
Shareholder Report [Line Items]
Fund Name	Ocean Park Domestic ETF
Trading Symbol	DUKQ
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	844-727-1813
Additional Information Website	https://oceanparketfs.com/domestic-etf
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ocean Park Domestic ETF	$87	0.88%Footnote Reference*

* Annualized

  Had the Fund been open the full reporting period, expenses would be higher.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.88%
Performance Inception Date	Jul. 10, 2024
AssetsNet	$ 14,159,301
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	321.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$14,159,301 Number of Portfolio Holdings12 Advisory Fee (net of waivers)$0 Portfolio Turnover321%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Equity	99.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	25.2%
Invesco Nasdaq 100 ETF	20.7%
Invesco S&P 500 Equal Weight ETF	9.8%
iShares Core S&P Mid-Cap ETF	9.5%
Invesco S&P 500 Momentum ETF	5.3%
Vanguard Mid-Cap Growth ETF	5.1%
iShares Core S&P Small-Cap ETF	4.9%
iShares Select Dividend ETF	4.9%
Vanguard Mid-Cap Value ETF	4.8%
Pacer US Cash Cows 100 ETF	4.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000250992
Shareholder Report [Line Items]
Fund Name	Ocean Park High Income ETF
Trading Symbol	DUKH
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	844-727-1813
Additional Information Website	https://oceanparketfs.com/high-income-etf
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ocean Park High Income ETF	$77	0.78%Footnote Reference*

* Annualized

  Had the Fund been open the full reporting period, expenses would be higher.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.78%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Jul. 10, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 6,821,771
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	402.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$6,821,771 Number of Portfolio Holdings6 Advisory Fee (net of waivers)$0 Portfolio Turnover402%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Fixed Income	99.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Broad USD High Yield Corporate Bond ETF	39.5%
iShares Preferred and Income Securities ETF	19.9%
SPDR Blackstone Senior Loan ETF	19.9%
VanEck J. P. Morgan EM Local Currency Bond ETF	8.1%
Vanguard Emerging Markets Government Bond ETF	7.5%
VanEck High Yield Muni ETF	5.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000250993
Shareholder Report [Line Items]
Fund Name	Ocean Park International ETF
Trading Symbol	DUKX
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	844-727-1813
Additional Information Website	https://oceanparketfs.com/international-etf
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ocean Park International ETF	$85	0.88%Footnote Reference*

* Annualized

  Had the Fund been open the full reporting period, expenses would be higher.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.88%
Performance Inception Date	Jul. 10, 2024
AssetsNet	$ 2,630,360
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	356.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$2,630,360 Number of Portfolio Holdings12 Advisory Fee (net of waivers)$0 Portfolio Turnover356%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Equity	99.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Total International Stock ETF	39.8%
SPDR Portfolio Emerging Markets ETF	24.8%
iShares MSCI EAFE Small-Cap ETF	5.0%
JPMorgan BetaBuilders Developed Asia Pacific-ex ETF	5.0%
iShares International Dividend Growth ETF	4.9%
iShares MSCI Emerging Markets Min Vol Factor ETF	4.8%
iShares MSCI South Korea ETF	2.9%
iShares MSCI Taiwan ETF	2.8%
iShares MSCI Australia ETF	2.5%
iShares MSCI Brazil ETF	2.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.